Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company’s long-standing practice has been to grant equity compensation, including stock options, on a pre-determined schedule at approximately the same time each year, generally in late January or early to mid-February. This timing has been utilized for at least the past ten years. Rarely the Compensation Committee makes off-cycle grants as circumstances warrant. The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of stock option awards and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2025, the Company did not grant stock options to any named executive officer during any period beginning four business dates before and ending one business day after the filing of any Form 10-K, Forms 10-Q or any Form 8-K disclosing material non-public information about the Company.
Award Timing Method [Text Block]	The Company’s long-standing practice has been to grant equity compensation, including stock options, on a pre-determined schedule at approximately the same time each year, generally in late January or early to mid-February.